Earnings Per Common Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings Per Common Share	EARNINGS PER COMMON SHARE
Diluted earnings per share ("EPS") was calculated using the treasury stock method for stock options.

	2020			2019
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Quarter Ended June 30
Basic EPS	274	464.6	0.59	720	433.1	1.66
Potential dilutive effect of stock options	—	0.6		—	0.6
Diluted EPS	274	465.2	0.59	720	433.7	1.66

Year-to-Date June 30
Basic EPS	586	464.2	1.26	1,031	431.3	2.39
Potential dilutive effect of stock options	—	0.6		—	0.6
Diluted EPS	586	464.8	1.26	1,031	431.9	2.39